PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT
Schedule of property and equipment

As of June 30, 2025 and 2024, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2025	2024
	(years)
Land	Infinite	¥4,138,613	¥3,511,323
Property and Buildings	4-47	1,179,117	1,412,544
Machinery and Equipment	3-17	157,416	156,104
Tools, Furniture, and Fixtures	2-20	43,023	36,009
Finance lease right-of-use assets	3-7	198,459	160,393
Construction in progress		458,884	500,235
Less: Accumulated depreciation		(379,131)	(327,507)
Property and equipment, net		¥5,796,381	¥5,449,101